BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@PacificLife.com
April 19, 2013
Attention: EDGAR Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for the Pacific Odyssey Individual Flexible Premium Deferred Variable Annuity (File Number 333-185329) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Odyssey Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to include financial information for PL&A and the Separate Account, and other exhibits.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage